Property and Equipment	12 Months Ended
Jan. 31, 2024
Property and Equipment
Property and Equipment

Note 7 – Property and Equipment

	January 31,	January 31,
	2024	2023
Cost
Computer equipment and software	48,943	44,304
Furniture and fixtures	1,432	1,533
Leasehold improvements	994	1,076
Equipment installed with customers	2,314	1,936
Assets under construction	497	358
	54,180	49,207
Accumulated depreciation
Computer equipment and software	38,825	34,275
Furniture and fixtures	1,287	1,283
Leasehold improvements	730	660
Equipment installed with customers	1,786	1,555
	42,628	37,773
Net	11,552	11,434